Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8083

Email: Christina.Pron@LFG.com

VIA EDGAR

May 15, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
On behalf of the following series:
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
(collectively, the “Funds”)

	File Nos.:	033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Registrant, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (“XBRL”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the Registrant’s Prospectuses dated May 1, 2018, relating solely to the Funds, each a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on April 30, 2018 (SEC Accession No. 0001193125-18-144415) pursuant to Rule 497(e) under the 1933 Act.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Christina Pron
Christina Pron, Esq.
Senior Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Legal Officer